Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Accumulated deficit	Reserve from transactions with non- controlling interests	Total
Balance at Dec. 31, 2021	$ 14,120	$ 146,326	$ (155,133)	$ 20	$ 5,333
loss for the year			(1,348)		(1,348)
Share-based payment			14		14
Balance at Dec. 31, 2022	14,120	146,326	(156,467)	20	3,999
loss for the year			(1,782)		(1,782)
Share-based payment			3		3
Balance at Dec. 31, 2023	14,120	146,326	(158,246)	20	2,220
loss for the year			(1,027)		(1,027)
Issuance of shares and warrants, net (refer to Note 13c)	4,020	(4,020)
Issuance of shares and warrants as part of the Social Proxy transaction (refer to Note 5)	4,998	(1,020)			3,978
Share-based payment			264		264
Balance at Dec. 31, 2024	$ 23,138	$ 141,286	$ (159,009)	$ 20	$ 5,435